Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other operating expenses
Schedule of other operating expenses
€ millions	2021	2020	2019
Marketing expenses	684	369	143
Housing expenses	21	10	4
Professional fees	91	78	54
Other staff related costs	98	36	17
IT related expenses	93	33	7
Outsourced service costs	97	47	-
Other operating expenses	80	82	9
Total other operating expenses	1,164	655	234